December 13, 2012

John Grzeskiewicz

Senior Counsel

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3628

Re: American Funds Corporate Bond Fund (the “Fund”)

File Nos. 333-183929 and 811-22744

Dear Mr. Grzeskiewicz:

We hereby file Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 2 under the Investment Company Act of 1940 (the “Amendment”) pursuant to Rule 472 under the 1933 Act. This filing has been updated to include, among other things, the full list of officers and trustees, as well as the Report of Independent Registered Public Accounting Firm.

Pursuant to Rule 461 and on behalf of the Fund and the Fund’s principal underwriter, American Funds Distributors, Inc., we respectfully request that the effectiveness of this Registration Statement be accelerated to December 14, 2012.

If you have any questions please do not hesitate to contact me at 213-486-9108.

Sincerely,

/s/ Erik A. Vayntrub

Erik A. Vayntrub

Counsel